Interim Consolidated Statements of Changes in Equity Statement - EUR (€) € in Millions	Total	Issued capital [member]	Other reserves [member]	Reserve of cash flow hedges [member]	Reserve of exchange differences on translation [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Reserve of remeasurements of defined benefit plans [member]	Reserve of gains and losses from investments in equity instruments [member]	Non-controlling interests [member]
Equity	€ 24,903	€ 19	€ 24,650	€ 45	€ 1,011	€ (1)	€ (567)	€ (455)	€ 201
Decrease (increase) through tax on share-based payment transactions, equity			12
Increase (decrease) through share-based payment transactions, equity	50		50
Increase (decrease) through disposal of subsidiary, equity	44		(109)	(6)	97		109		(47)
Increase (decrease) through other changes, equity	1		13
Reclassification of gains/losses from other comprehensive income to inventories				12
Dividends recognised as distributions to owners	3,085		(3,056)						(29)
Net profit	5,271		5,265						6
Other comprehensive income	73			(122)	224		(9)	(23)	3
Profit (loss), attributable to ordinary equity holders of parent entity	5,265
Net profit	5,271		5,265						6
Dividends recognised as distributions to owners	3,085		(3,056)						(29)
Increase (decrease) through disposal of subsidiary, equity	44		(109)	(6)	97		109		(47)
Equity	27,257	19	26,813	(95)	1,332	(1)	(467)	(478)	134
Equity | Previously stated [member]	28,675		28,245	(114)	1,378	5	(522)		138
Equity | Retained earnings [member]								(475)
Equity	28,675	20
Decrease (increase) through tax on share-based payment transactions, equity			1
Increase (decrease) through share-based payment transactions, equity	31		31
Increase (decrease) through other changes, equity	(4)		6				0		(1)
Reclassification of gains/losses from other comprehensive income to inventories				9
Dividends recognised as distributions to owners of parent	0
Dividends recognised as distributions to owners	0								0
Net profit	(2,742)
Other comprehensive income	(1,060)			(215)	(784)	0	0	(56)	(5)
Profit (loss), attributable to ordinary equity holders of parent entity	(2,734)
Net profit	(2,742)
Dividends recognised as distributions to owners	0								0
Equity	€ 24,900	€ 20	€ 25,548	€ (338)	€ 594	€ 5	€ (522)	€ (531)	€ 124